Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
4.
Property, plant and equipment
As of December 31, 2020 and 2019, property, plant and equipment consisted of the following:

	Estimated Useful Lives (in Years)	As of December 31,
		2020	2019
Land	—	$4,874	$3,444
Solar energy facilities	25—32	489,580	278,519
Site work	15	5,801	4,679
Leasehold improvements	15—30	5,444	5,393
Construction in progress	—	48,877	58,214

Property, plant and equipment		554,576	350,249
Less: Accumulated depreciation		(35,182)	(23,279)

Property, plant and equipment, net		$519,394	$326,970

For the years ended December 31, 2020 and 2019, depreciation expense was $11.9 million and $8.5 million, respectively, and is recorded in depreciation, amortization and accretion expense in the accompanying consolidated statements of operations.